Annual Fund Operating Expenses - DWS GNMA Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	0.22%
Other expenses	0.26%
Total annual fund operating expenses	0.79%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.79%
Class T
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual fund operating expenses	0.80%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.80%
Class C
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual fund operating expenses	1.58%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.58%
Class R
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.36%
Total annual fund operating expenses	1.17%
Fee waiver/expense reimbursement	0.01%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.16%
Class R6
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.47%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.47%
INST Class
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	0.52%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.52%
Class S
Operating Expenses:
Management fee	0.31%
Distribution/service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.55%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.55%